Financial Instruments - Summary of Percentage of Revenues (Details)	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Disclosure of detailed information about financial instruments [abstract]
Revenue from top five customers	13.30%	12.70%	11.40%
Revenue from top ten customers	20.00%	20.20%	19.30%